Segment Information and Concentration (Details) - USD ($)	3 Months Ended		6 Months Ended				12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
Revenues	$ 2,982,500	$ 2,777,000	$ 5,787,900	$ 5,237,800	$ 5,641,900	$ 5,758,600	$ 11,400,500	$ 9,775,200
Income (Loss) from Operations			4,662,500	4,079,400	11,562,800	2,105,300	13,668,100	3,672,500
Depreciation and Amortization				380,800		327,300	688,200	251,500
Benchtop Laboratory Equipment
Revenues	2,614,300	2,515,400	5,196,500	4,608,900	4,950,000	5,031,100	9,981,100	9,043,600
Foreign Sales	723,200	887,700	1,579,800	1,322,500	1,671,300	2,031,100	3,702,400	3,483,700
Income (Loss) from Operations	215,400	368,800	481,600	203,500	616,100	851,700	1,475,800	1,461,300
Assets	7,023,400	9,538,600	7,023,400	8,622,500	9,538,600	9,715,400	9,538,600	14,783,000
Long-lived Asset Expenditures	17,000	9,400	25,200	34,300	25,900	66,600	92,500	60,500
Depreciation and Amortization	20,400	25,100	43,700	50,100	49,700	46,600	96,300	103,100
Bioprocessing Systems
Revenues	368,200	261,600	591,400	628,900	691,900	727,500	1,419,400	731,600
Foreign Sales	139,900	310,200	235,800	478,200	579,900	521,500	1,101,400	684,600
Income (Loss) from Operations	(1,794,600)	(6,278,200)	(3,867,100)	(3,483,200)	(7,929,900)	(3,712,700)	(11,369,500)	(4,828,600)
Assets	5,332,400	5,077,500	5,332,400	5,174,600	5,077,500	10,064,500	5,077,500	8,735,100
Long-lived Asset Expenditures	43,400	410,800	81,000	220,200	568,800	163,300	732,100	196,900
Depreciation and Amortization	170,200	81,300	334,800	330,700	311,200	280,700	591,900	148,400
Corporate
Revenues	0	0	0	0	0	0	0	0
Foreign Sales	0	0	0	0	0	0	0	0
Income (Loss) from Operations	(647,000)	(523,200)	(1,308,300)	(902,300)	(861,100)	(508,200)	(1,650,400)	(1,341,400)
Assets	1,844,100	6,391,800	1,844,100	4,272,100	6,391,800	9,072,600	6,391,800	5,488,300
Long-lived Asset Expenditures	0	0	0	0	0	0	0	0
Depreciation and Amortization	0	0	0	0	0	0	0	0
Consolidated
Revenues	2,982,500	2,777,000	5,787,900	5,237,800	5,641,900	5,758,600	11,400,500	9,775,200
Foreign Sales	863,100	1,197,900	1,815,600	1,800,700	2,251,200	2,552,600	4,803,800	4,168,300
Income (Loss) from Operations	(2,226,200)	(6,432,600)	(4,693,800)	(4,137,000)	(8,174,900)	(3,369,200)	(11,544,100)	(4,708,700)
Assets	14,199,900	21,007,900	14,199,900	18,069,200	21,007,900	28,852,500	21,007,900	29,006,400
Long-lived Asset Expenditures	60,400	420,200	106,200	254,500	594,700	229,900	824,600	257,400
Depreciation and Amortization	$ 190,600	$ 106,400	$ 378,500	$ 380,800	$ 360,900	$ 327,300	$ 688,200	$ 251,500